UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of registrant as specified in charter)

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                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

OLD FIELD MASTER FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2009

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
DECEMBER 31, 2009 (UNAUDITED)

                                                            FIRST                                 PERCENTAGE
                                                         ACQUISITION                             OF MEMBERS'
INVESTMENT STRATEGY/NAME                                     DATE         COST      FAIR VALUE      EQUITY*    LIQUIDITY**
------------------------                                 -----------   ----------   ----------   -----------   -----------
CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.          2/1/2007    $  327,576   $  111,715      0.33%      Quarterly+
   Latigo Offshore Fund, Ltd.                              2/1/2007       306,555      301,669      0.88%      Quarterly+
                                                                       ----------   ----------     -----
      TOTAL CREDIT                                                        634,131      413,384      1.21%
                                                                       ==========   ==========     =====
DISTRESSED:
   Anchorage Capital Partners Offshore Fund, Ltd.          7/1/2009     1,050,000    1,231,300      3.61%       Quarterly
   Harbinger Credit Distressed Blue Line Offshore Fund    12/1/2009       500,000      519,513      1.52%       Quarterly
   York Credit Opportunites Unit Trust                     9/1/2009     1,000,000    1,111,959      3.26%       Annually
                                                                       ----------   ----------     -----
      TOTAL DISTRESSED                                                  2,550,000    2,862,772      8.39%
                                                                       ==========   ==========     =====
EVENT DRIVEN:
   Altima Global Special Situations Fund, Ltd.             5/1/2008       696,033      780,692      2.29%       Quarterly
   Fir Tree International Value Fund, Ltd.                 7/1/2009     1,050,000    1,166,151      3.42%       Quarterly
   Montrica Global Opportunities Fund                      2/1/2007       431,870      356,086      1.04%       Quarterly
   Owl Creek Overseas Fund, Ltd.                           7/1/2009     1,000,000    1,101,387      3.23%       Quarterly
   Perry Partners International, Inc.                      5/1/2007       121,368      111,503      0.33%       Annually
   Taconic Opportunity Offshore Fund, Ltd.                 5/1/2008     1,300,000    1,362,967      3.99%       Quarterly
                                                                       ----------   ----------     -----
      TOTAL EVENT DRIVEN                                                4,599,271    4,878,786     14.30%
                                                                       ==========   ==========     =====
FIXED INCOME RELATIVE VALUE:
   The Drake Absolute Return Fund, Ltd.                    2/1/2007       221,148      120,441      0.35%       Quarterly+
                                                                       ----------   ----------     -----
FUNDAMENTAL MARKET NEUTRAL:
   Level Global Overseas Ltd.                              5/1/2009     1,450,000    1,396,990      4.10%       Quarterly
   O'Connor Global Fundamental Long / Short Limited        4/1/2007     1,274,318    1,634,551      4.79%        Monthly
                                                                       ----------   ----------     -----
      TOTAL FUNDAMENTAL MARKET NEUTRAL:                                 2,724,318    3,031,541      8.89%
                                                                       ==========   ==========     =====
LONG/SHORT EQUITY:
   Avesta Fund, Ltd.                                       5/1/2009     1,000,000    1,069,654      3.14%        Monthly
   Cobalt Offshore Fund                                   10/1/2009       600,000      622,619      1.82%       Quarterly
   Criterion Capital Partners, Ltd.                        2/1/2007       847,784      909,221      2.67%        Monthly
   Henderson Asia Pacific ARF Ltd.                         9/1/2009     1,000,000    1,029,182      3.02%        Monthly
   Highline Capital International, Ltd.                    5/1/2008     1,250,000    1,205,774      3.53%       Quarterly
   Ivory Offshore Flagship Fund, Ltd.                      2/1/2007     1,146,732    1,224,569      3.59%       Quarterly
   Pennant Windward Fund, Ltd.                             5/1/2009     1,000,000    1,091,440      3.20%       Quarterly
   PFM Diversified Offshore Fund, Ltd.                     5/1/2008     1,000,000    1,123,053      3.29%       Quarterly
   Tiedemann Falconer Partners, Ltd.                       5/1/2009       700,000      634,004      1.86%       Quarterly
                                                                       ----------   ----------     -----
      TOTAL LONG/SHORT EQUITY                                           8,544,516    8,909,516     26.12%
                                                                       ==========   ==========     =====
MACRO:
   Brevan Howard Fund Limited                             10/1/2007     1,500,000    2,166,523      6.35%        Monthly
   Fortress Commodities Fund L.P.                          2/1/2008     1,100,000    1,217,182      3.57%       Quarterly
   QFS Global Macro Hedge Fund, Ltd.                       5/1/2008       700,000      770,554      2.26%        Monthly
   WCG Offshore Fund, Ltd.                                10/1/2009       800,000      821,242      2.41%       Quarterly
   Woodbine Capital Fund Ltd.                              5/1/2009       800,000      846,156      2.48%       Quarterly
                                                                       ----------   ----------     -----
      TOTAL MACRO                                                       4,900,000    5,821,657     17.07%
                                                                       ==========   ==========     =====

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
DECEMBER 31, 2009 (UNAUDITED)

                                                                FIRST                                  PERCENTAGE
                                                             ACQUISITION                               OF MEMBERS'
INVESTMENT STRATEGY/NAME                                         DATE         COST        FAIR VALUE     EQUITY*      LIQUIDITY**
------------------------                                     -----------   -----------   -----------   -----------   ------------
MULTI-STRATEGY RELATIVE VALUE:
   Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.     8/1/2008    $ 1,100,000   $   841,435      2.46%        Monthly
   Citadel Kensington Global Strategies Fund, Ltd.             2/1/2007      1,576,562     1,517,664      4.45%      Quarterly***
   Linden International, Ltd.                                  2/1/2007      1,225,964     1,689,040      4.95%      Quarterly***
   Sandelman Partners Multi-Strategy Fund, Ltd.                2/1/2007        355,491       183,274      0.54%       Quarterly+
                                                                           -----------   -----------     -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE                                    4,258,017     4,231,413     12.40%
                                                                           -----------   -----------     -----
STRUCTURED CREDIT:
   Cerberus International, Ltd.                                9/1/2007      1,801,488     1,465,452      4.30%      Quarterly***
   CPIM Structured Credit Fund 1000 Inc.                       2/1/2007        897,340       174,771      0.51%       Quarterly
   Dune Capital International, Ltd.                            2/1/2007        368,934       225,641      0.66%       Annually+
   Petra Offshore Fund L.P.                                    2/1/2007      1,400,000            --      0.00%       Quarterly
   Sorin Offshore Fund, Ltd.                                   2/1/2008        406,731       264,348      0.78%       Quarterly+
                                                                           -----------   -----------     -----
      TOTAL STRUCTURED CREDIT                                                4,874,493     2,130,212      6.25%
                                                                           -----------   -----------     -----
      TOTAL INVESTMENTS IN INVESTMENT FUNDS                                $33,305,894   $32,399,722     94.98%
                                                                           ===========   ===========     =====

*    Percentages are based on members' equity at end of period of $34,112,901

**   Available frequency of redemptions after initial lock-up period.

***  Portfolio Fund has suspended redemptions.

+ Fund is in the process of an orderly wind-down with the return of capital to investors.

At December 31, 2009, the aggregate cost of investments for tax purposes was $33,305,894. Net unrealized depreciation on investments for tax purposes was $(906,172), consisting of $2,898,124 of gross unrealized appreciation and $(3,804,296) of gross unrealized depreciation.

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
DECEMBER 31, 2009 (UNAUDITED)

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009.

                                   LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                  --------   -------   -----------   -----------
Cash equivalent - money market    $376,475     $--     $        --   $   376,475
Investments in Investment Funds         --      --      32,399,722    32,399,722
                                  --------     ---     -----------   -----------
   Total investments              $376,475     $--     $32,399,722   $32,776,197
                                  ========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                   INVESTMENTS IN
                                                     INVESTMENT
                                                        FUNDS
                                                   --------------
BALANCE AS OF 4/1/09                                $24,118,625
Accrued discounts/premiums                                   --
Realized gain/(loss)                                 (2,012,355)
Change in unrealized appreciation/(depreciation)      5,176,482
Net purchase/(sales)                                  5,116,970
Net transfers in/and or out of Level 3                       --
                                                    -----------
BALANCE AS OF 12/31/09                              $32,399,722
                                                    ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Field Master Fund, LLC


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, President

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John T. Moore
                                        ----------------------------------------
                                        John T. Moore, Principal Executive
                                        Officer

Date: February 26, 2010


By (Signature and Title)*               /s/ Thomas J. Modzelewski
                                        ------------------------------------
                                        Thomas J. Modzelewski, Principal
                                        Financial Officer

Date: February 26, 2010

* Print the name and title of each signing officer under his or her signature.